INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Abstract]
Disclosure of detailed information of investment In associates and joint ventures [text block]
The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2017	December 31, 2016
In millions of COP
Investments in associates (1)	1,327,610	940,364
Investments in Joint ventures	237,449	357,882
Total	1,565,059	1,298,246

(1)
As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.

Disclosure of interests in associates [text block]
The following are the investments in associates that the Bank holds as of December 31, 2017 and 2016:

As of December 31, 2017

Investments in Associates
Company Name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	OCI (CTA)(4)	Carrying amount
In millions of COP
PA Viva Malls	Development and operation of commercial spaces	Colombia	49.00% (5)	144,146	-	-	-	757,886
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	72,576	12,465	1,236	-	471,312
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	3,305	(1,389)	(768)	-	35,346
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	1,906	(651)	-	-	17,951
Internacional Ejecutiva de Aviación S.A.S. *	Aircraft and aircraft travel	Colombia	33.33%	1,071	209	-	-	10,707
Concesiones CCFC S.A.	Construction of public works through an awarding system	Colombia	25.50%	6,756	(756)	(3)	-	9,383
ACH Colombia S.A. *	Electronic transfer services	Colombia	19.94%	3,109	(952)	-	-	7,338
Reintegra S.A.S. *	Collections and recovery of portfolio	Colombia	46.00%	1,471	1,742	(1,754)	-	7,155
Servicio Salvadoreño de Protección, S. A. de C.V. *	Custodial services and transfer of monetary types	El Salvador	24.40%	418	(727)	238	153	6,219
Servicios Financieros, S.A. de C.V. *	Processing of financial transactions and electronic payment methods	El Salvador	46.72%	(226)	9	-	(5)	3,302
ACH de El Salvador, S. A. de C.V. *	Electronic transfer services	El Salvador	24.40%	123	6	-	(1)	1,011
Panamerican Pharmaceutical Holding Inc.(6) *	Advisory services, consultation, representation, agent for individuals or company	Panama	21.00%	(1,171)	(1,417)	196	(67)	-
Avefarma S.A.S(6)*	Manufacture and distribution of glass packing for pharmaceutical products	Colombia	21.00%	6,307	(11,704)	(10,831)	-	-
Glassfarma Tech S.A.S (6) *	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	Colombia	21.00%	(458)	127	139	-	-
Net investments in associates				239,333	(3,038)	(11,547)(7)	80	1,327,610

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
(5)	As of December 31, 2017 the increses of ownership interest is related to capital contributions during the year 2017
(6)
As of December 31, 2017 the Bank classified the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc as "assets held for sale", due to the fact that the management has currently been implementing a plan to sell these assets. See note 12 assets held for sale and inventories.

(7)	See Consolidated Statement of Comprehensive income.

(*)
For the purposes of applying the equity method of accounting, financial statements at November 30, 2017 have been used, except for Redeban Multicolor S.A., for which we use the financial statements ended at October 31, 2017. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2017.

As of December 31, 2016

Investments in Associates
Company Name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	OCI (CTA)(4)	Carrying amount
In millions of COP
Protección S.A.*	Administration of pension funds and severances	Colombia	20.58%	54,304	11,229	725	-	434,318
PA Viva Malls (5)	Development and operation of commercial spaces	Colombia	30.68%	-	-	-	-	388,595
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	2,619	(621)	11	-	35,930
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	319	(651)	(49)	-	17,006
Avefarma S.A.S*	Manufacture and distribution of glass packing for pharmaceutical products	Colombia	21.00%	(2,378)	(873)	(1,202)	-	12,079
Panamerican Pharmaceutical Holding Inc.*	Advisory services, consultation, representation, agent for individuals or company	Panama	21.00%	(1,196)	(1,613)	(1,863)	2,934	9,820
Internacional Ejecutiva de Aviación S.A.S.*	A ircraft and aircraft travel	Colombia	33.33%	1,038	209	209	-	9,636
Reintegra S.A.S.*	Collections and recovery of portfolio	Colombia	46.00%	(1,309)	3,496	805	-	8,604
ACH Colombia S.A.*	Electronic transfer services	Colombia	19.94%	3,129	(952)	(878)	-	6,223
Concesiones CCFC S.A.*	Construction of public works through an awarding system	Colombia	25.50%	6,606	(753)	(4)	-	5,742
Servicio Salvadoreño de Protección, S. A. de C.V.*	Custodial services and transfer of monetary types	El Salvador	24.40%	436	(965)	957	13	5,448
Servicios Financieros, S.A. de C.V.*	Processing of financial transactions and electronic payment methods	El Salvador	46.72%	56	9	(93)	62	3,550
Glassfarma Tech S.A.S*	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	Colombia	21.00%	425	(12)	(348)	-	2,522
ACH de El Salvador, S. A. de C.V.*	Electronic transfer services	El Salvador	24.40%	210	6	(58)	20	891
Multiactivos S.A. (6)	Securitization of non-mortgage assets	Colombia	-	183	-	70	-	-
Concesiones Urbanas S.A. (winding up) (7)	Construction of civil engineering projects	Colombia	-	(141)	-	-	-	-
Net investments in associates				64,301	8,509	(1,718)(8)	3,029	940,364

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2016. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2016.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2016.
(5)
PA Viva Malls, an investment in an associate of Fondo inmobiliario Colombia Inmobiliario which contributed COP 388,595 in December 2016 to participate in 49% of the company. In partnership with Grupo Éxito, which owns 51%, the company's corporate purpose will be the development and management of real estate.

(6)	On October 19, 2016 Multiactivos S.A was wound up.
(7)	On November 23, 2016 Concesiones Urbanas S.A was wound up.
(8)	See Consolidated Statement of Comprehensive income

(*)
For the purposes of applying the equity method of accounting, financial statements at November 30, 2016 have been used, due to the fact that no more recent financial information was available. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2016.

Disclosure of associates [text block]
The following is additional information regarding the Bank’s most significant associates as of December 31, 2017 and 2016:

As of December 31, 2017

Company Name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millions of COP
PA Viva Malls(1)	1,262,837	29,499	380,612	235,647	35,278
Protección S.A.(2)	2,125,552	663,326	1,227,139	343,345	36,825
Titularizadora Colombiana S.A. Hitos	614,032	487,073	35,714	8,161	3,121

As of December 31, 2016

Company Name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millions of COP
Protección S.A.(2)	1,901,016	618,573	1,115,206	226,554	34,163
Titularizadora Colombiana S.A. Hitos	500,950	371,827	34,185	8,019	3,873

(1)
The difference between the net assets of P.A. Viva Malls multiplied by the Bank’s percentage of ownership which amounted to COP 604,336 for the year ended at December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents an adjustment amounted to COP 153,550 related to contractual terms with respect to the recognition of benefits.

(2)
The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership which amounted to COP 300,926 and COP 263,927 for the years ended at December 31, 2017 and 2016, respectively and the carrying amount of the Bank’s interest in the associate; represents the goodwill recognized by the Bank amounting to COP 170,434.

Disclosure of interests in joint arrangements [text block]
The following are the Joint ventures that the Bank holds as of December 31, 2017 and 2016:

December 31, 2017

Company Name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	Carrying amount
In millions of COP
Compañía de financiamiento Tuya S.A (4)	Financing company	Colombia	50.00%	20,778	-	-	225,548
Puntos Colombia S.A.S (5)	Administration of the customers loyalty	Colombia	50.00%	(1,787)	-	-	7,213
Servicios de Aceptación S.A	Network data transmission services	Colombia	50.00%	1,663	-	-	4,688
Fideicomiso Ruta del Sol - compartimento A(6)	Investment in infrastructure projects	Colombia	50.00%	(6,385)	13	-	-
Net investments in joint ventures				14,269	13	-	237,449

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
(4)
On December 2017, given the continued impairment of the consumer loans portfolio of the company during 2017, the Bank management performed a valuation, to establish the fair value of the Compañía de Financiamiento TUYA S.A.As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the statement of income for COP 173,339. See note 29 Fair value for assets and liabilities.

(5)	In June 2017, Banca de Inversión Bancolombia formed a joint venture with Grupo Éxito. The purpose of the company is the developing and administration of customer.
(6)	Given the losses of Fideicomiso Ruta del Sol - compartimento A for the year 2017, the recognition of the equity method resulting in a reduction of the total book value of the investment.

December 31, 2016

Company Name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	Carrying amount
In millions of COP
Compañía de financiamiento Tuya S.A (4)	Financing company	Colombia	50%	(7,801)	-	-	348,480
Fideicomiso Ruta del Sol - compartimento A	Investment in infrastructure projects	Colombia	50%	778	13	-	6,376
Servicios de Aceptación S.A (5)	Network data transmission services	Colombia	50%	2,976	-	-	3,026
Net investments in joint ventures				(4,047)	13	-	357,882

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2016. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2016.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
(4)
On October 30, 2016 the Bank sold 50% of Compañía de Financiemiento TUYA S.A. The table above presents the recognition of the Equity Method after loss of control. The difference between the net assets of Tuya multiplied by the Bank’s percentage of ownership which amounted to COP 22,550 for the year ended at December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 275,930.

(5)	In June 2016. Joint venture with First Data was created with the purpose of generating an alliance that promotes the business of using credit and debit cards in commercial establishments.

Disclosure of joint ventures [text block]
The following is complementary information regarding the Bank’s most significant joint ventures as of December 31, 2017 and 2016:

December 31, 2017

Company Name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	2,571,106	2,293,239	1,344,712	41,556	371

December 31, 2016

Company Name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	2,474,730	2,329,631	1,153,155	(13,257)	-